Condensed Financial Information of Deswell Industries, Inc. (Condensed Statement of Cashflows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2014 USD ($)
Cash flows from operating activities
Net (loss) income | $	$ 6,190		$ 1,376		$ (4,934)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets | $	152		(761)		462
Accrued payroll and employee benefits | $	923		608		(193)
Other accrued liabilities | $	399		185		88
Net cash provided by operating activities | $	5,699		(1,082)		563
Cash flows from financing activities
Dividends paid | $	(1,112)		(2,248)		(1,686)
Repurchase of common stock | $			(308)				$ (2,513)
Net cash used in financing activities | $	(1,112)		(2,556)		(1,686)
Net (decrease) increase in cash and cash equivalents | $	7,114		(3,918)		(2,329)
Cash and cash equivalents, beginning of year | $	8,078		11,996		14,325
Cash and cash equivalents, end of year | $	$ 15,192		$ 8,078		$ 11,996
Parent Company [Member]
Cash flows from operating activities
Net (loss) income		¥ 6,190		¥ 1,376		¥ (4,934)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss (earnings) of subsidiaries		(7,586)		(3,211)		3,426
Depreciation				17		39
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(28)		46
Amounts due from subsidiaries		2,625		3,841		2,171
Accrued payroll and employee benefits		2		362		(89)
Other accrued liabilities		(6)		5		(2)
Net cash provided by operating activities		1,197		2,436		611
Cash flows from financing activities
Dividends paid		(1,112)		(2,248)		(1,686)
Repurchase of common stock				(308)
Net cash used in financing activities		(1,112)		(2,556)		(1,686)
Net (decrease) increase in cash and cash equivalents		85		(120)		(1,075)
Cash and cash equivalents, beginning of year		174		294		1,369
Cash and cash equivalents, end of year		¥ 259		¥ 174		¥ 294